BASIC AND DILUTED (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED (LOSS) INCOME PER SHARE
Schedule of basic and diluted (loss) income per share

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(12,073)	(45,389)	(1,243)
Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Numerator for diluted loss per share	(12,073)	(45,389)	(1,243)
Denominator:
Weighted average number of ordinary shares outstanding—basic	143,253,450	156,505,076	161,989,097
Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	143,253,450	156,505,076	161,989,097
(Loss) income per share—basic and diluted	(0.08)	(0.29)	(0.01)
From continuing operations	(0.11)	(0.29)	(0.03)
From discontinued operations	0.03	(0.00)	0.02